[LOGO OMITTED]    RIVERPARK
                  FUNDS


SUMMARY PROSPECTUS

RIVERPARK SMALL CAP GROWTH FUND
    Retail Class Shares
    Institutional Class Shares
SEPTEMBER 28, 2010

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Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at http://www.riverparkfunds.com. You may also obtain this information at no cost by calling 1-888-564-4517 or by sending an e-mail request to riverparkfunds@seic.com. The Fund's prospectus and statement of additional information, both dated September 28, 2010, are incorporated by reference into this Summary Prospectus.
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INVESTMENT OBJECTIVE
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RiverPark Small Cap Growth ("RiverPark Small Cap" or the "Fund") seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND
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This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)                RETAIL  INSTITUTIONAL
     MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                       None      None
     MAXIMUM DEFERRED SALES CHARGE (LOAD)                                   None      None
     MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS            None      None
     REDEMPTION FEE                                                         None      None
                                                                     --------------------------

                                                                          RETAIL  INSTITUTIONAL

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value Of your investment)
     MANAGEMENT FEES                                                       0.90%      0.90%
     DISTRIBUTION AND SERVICE (12B-1) FEES                                  None      None
     OTHER EXPENSES(1)                                                     2.00%      1.75%
     TOTAL ANNUAL FUND OPERATING EXPENSES                                  2.90%      2.65%
                                                                          ------    -------
     FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(2)                           (1.40%)    (1.40%)
                                                                          ------    -------
     TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER
     AND/OR EXPENSE REIMBURSEMENTS                                         1.50%      1.25%

1) Other Expenses are based on estimated amounts for the Fund's current fiscal year and include administration, transfer agency, sub-transfer agency, custodian and shareholder servicing fees.
(2) RiverPark Advisors, LLC, the Fund's investment adviser (the "Adviser"), has agreed contractually to waive its fees and to reimburse expenses of the Fund to the extent necessary to ensure that operating expenses (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.25% for the Institutional and 1.50% for the Retail Class Shares of the Fund's average net assets. Subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Funds at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days notice by a majority of the independent members of the Board or a majority of the Fund's outstanding shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                          ----------------------------------
                                            1 YEAR   3 YEARS
                          ----------------------------------
                          Retail             $153      $766
                          ----------------------------------
                          Institutional      $127      $690
                          ----------------------------------

PRINCIPAL INVESTMENT STRATEGIES
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RiverPark Small Cap seeks long-term capital appreciation by investing in equity securities of small capitalization companies that RiverPark Advisors, LLC, the Fund's investment adviser ("RiverPark" or the "Adviser") believes have above-average growth prospects. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of small capitalization companies. The Fund considers companies with market capitalizations at the time of purchase less than $2.5 billion to be small capitalization companies. The Adviser expects that the Fund will invest primarily in common stocks. RiverPark uses a fundamental research driven approach to identifying those industries and companies with the strongest growth prospects for revenue, earnings and/or cash flow over the medium and long term and seeks to buy stock in those companies at attractive valuations. The Fund may invest in companies in any industry. The Fund expects to invest primarily in the securities of U.S. companies, but it may also invest outside the U.S.

The Fund invests in industries that RiverPark believes are the beneficiaries of long-term secular changes in the global economy and companies within those industries that are gaining market share and have, what RiverPark believes to be, long-term sustainable competitive advantages and positions protected by strong barriers to entry. RiverPark seeks companies with latent pricing power, expanding free cash flow and a high return on invested capital. RiverPark also looks for companies with strong and experienced management teams with clear business objectives. RiverPark believes it can gain an investment advantage not only through its primary research and by developing conviction in business models, but also because it invests with a long-term time horizon.

RiverPark's investment process includes several well-defined steps. First, RiverPark frames the investment opportunity by analyzing the investment characteristics of both the industry and the specific company with a focus on the medium- and long-term secular and structural dynamics involved, such as sustainable competitive advantages, barriers to entry, technological innovation, changes in government regulation and demographic trends. The next step includes fundamental research, including company visits and primary research of competitors, customers and suppliers, as RiverPark seeks to gain conviction in both the competitive dynamics within the industry and the reputation, skill and drive of the management team. Finally, RiverPark creates and maintains detailed, proprietary financial models of the revenues, earnings and cash flows of each potential investment and establishes price targets that encompass its view of the firm's future enterprise value. RiverPark's purchase and sell disciplines are driven by combining its own proprietary projections of the future fundamentals of a business with what it believes are conservative valuation metrics. Generally, a security will be sold from the portfolio when RiverPark believes its assessment of the security's intrinsic value has been realized, when the security is underperforming, or when its risk management or industry concentration guidelines suggest reducing the position.

RiverPark's goal is to invest only when it can firmly establish conviction in the business prospects of the company and when it believes valuations are compelling. RiverPark looks for the opportunity to invest in its high conviction ideas at times when it believes a company's prospects are misunderstood by other investors or analysts, the markets react to short-term events, and/or business models change.

PRINCIPAL RISKS
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RiverPark Small Cap is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:
NO OPERATING HISTORY RISK. The Fund is an open-end investment company with no history of operations. The Fund is designed for long-term investors and not as a trading vehicle.

EQUITY SECURITIES RISKS. The Fund will invest primarily in equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund investments, regardless of the performance or expected performance of companies in which the Fund invests.

SMALL AND MEDIUM CAPITALIZATION COMPANY RISK. RiverPark Small Cap will invest primarily in the securities of smaller capitalization companies which may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more well-established companies. This may cause the Fund's share price to be more volatile when compared to investment companies that focus only on large capitalization companies. Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Funds may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

FOREIGN SECURITIES RISK. The Fund may invest in foreign securities through investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

GROWTH STOCK RISK. The Fund will invest in growth stocks. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund's performance. When growth investing is out of favor, the Fund's share price may decline even though the companies the Fund holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

MARKET RISK. Because the Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk.
Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

RECENT MARKET EVENTS RISK. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

MANAGEMENT RISK. Management risk means that the Adviser's security selections and other investment decisions might produce losses or cause the Fund to under perform when compared to other funds with similar investment goals.

See "Description of Principal Risks" beginning on page 29 of the Prospectus for a discussion of each of these risks.

PERFORMANCE
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Because the Fund has not begun operations, performance information is not yet available. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is no guarantee of future results. Once available, updated performance information will be available by calling 888-564-4517 or by visiting the Fund's website at www.riverparkfunds.com.

MANAGEMENT
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INVESTMENT ADVISER
RiverPark Advisors, LLC serves as the Fund's investment adviser.

PORTFOLIO MANAGER
Mr. Mitchell Rubin, Chief Investment Officer of the Adviser, and Conrad Van Tienhoven, principal of the Adviser, are the portfolio managers primarily responsible for the investment decisions of the Fund. Mr. Rubin and Mr. Van Tienhoven have been associated with the Adviser since its inception in 2009, and will become the portfolio managers of the Fund upon commencement of operations.

PURCHASE AND SALE OF FUND SHARES
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You may purchase, redeem or exchange Fund shares on any business day by written request by mail (RiverPark Funds, P.O. Box 219008, Kansas City, MO 64121-9008), by wire transfer, by telephone at 888-564-4517, or through a financial intermediary. The minimum initial investment in the Retail Class Shares is $1,000. The minimum initial investment in the Institutional Class Shares is $1 million. There is no minimum for subsequent investments if payment is mailed by check; otherwise the minimum is $100. Transactions received, in good order, before the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) receive the next calculated net asset value.

TAX INFORMATION
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The Fund's distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
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If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial planner or visit your financial intermediary's website for more information.



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